PREPAID EXPENSES	12 Months Ended
Dec. 31, 2012
Prepaid Expense, Current [Abstract]
PREPAID EXPENSES
NOTE 8 — PREPAID EXPENSES

Prepaid expenses at December 31, 2012 and 2011 include the following:

	2012	2011
Prepaid other taxes	$3,610	$1,774
Reimbursable expenses	—	44
Advances to suppliers	2,158	334
Employee receivable	191	44
Prepaid VAT tax	2,104	22
Deposits	490	234
Other	—	137
Total	$8,553	$2,589